Derivative Liability - Summary of Fair Value Derivative Liability and Linked Common Shares (Detail) - USD ($)	May. 31, 2015		Feb. 06, 2015	Sep. 26, 2014
Derivative [Line Items]
Total derivative liability	$ 2,008,907	[1],[2]	$ 403,266	$ 767,038
Shares indexed to derivative liability	5,185,185		1,500,000	2,000,000

[1]	The Company did not have any assets or liabilities measured at fair value using Level 1 or 2 of the fair value hierarchy as of May 31, 2015 and 2014.
[2]	The Company did not have any assets or liabilities measured at fair value using Level 1 or 2 of the fair value hierarchy as of November 30, 2015 and May 31, 2015.